SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

18. SUBSEQUENT EVENTS

(a) On February 1, 2024, the Company signed a new lease agreement for its warehouse space in Kelowna, British Columbia. Under the lease agreement, the Company has expanded the leased area and will pay $13,245 ($17,517 CAD) per month for three years.

(b) On March 5, 2024 the Company announced that it had notified the NYSE American ("NYSE American") of its intention to voluntarily delist its common shares ("Shares") from the NYSE American. The Shares will continue to trade on the TSX.

The Company filed a Form 25 with the U.S. Securities and Exchange Commission on March 15, 2024, which Form would become effective 10 days following filing thereof, resulting in the delisting of the Shares from NYSE American on or about March 26, 2024.